Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Revenue Disaggregated by Geography	Revenue disaggregated by geography for the years ended December 31, 2023, 2022 and 2021, based on the billing address of the Company’s customers, consists of the following:
	Year ended December 31,
	2023		2022		2021
	Revenue	% of Revenue	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
China	$639	43.5%	$1,476	42.0%	$702	31.2%
Hong Kong	266	18.1%	-	-	35	1.6%
Sweden	247	16.8%	1,276	36.3%	928	41.2%
USA	148	10.1%	135	3.8%	63	2.8%
Germany	81	5.5%	284	8.1%	351	15.6%
Israel	50	3.4%	25	0.7%	34	1.5%
Italy	-	-	124	3.5%	-	-
Switzerland	-	-	197	5.6%	53	2.4%
Other	39	2.6%	-	-	83	3.7%
Total revenue	$1,470	100%	$3,517	100%	$2,249	100%